Financing Receivables (Age of the Recorded Investment in Financing Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Current	¥ 968,121
1 to 89 days past due	5,459
Greater then 90 days past due	19,539
Total	993,119
Greater than 90 days and accruing	4,662
Installment Sales Receivable [Member]
Current	323,790
1 to 89 days past due	1,854
Greater then 90 days past due	4,687
Total	330,331
Greater than 90 days and accruing	640
Lease Receivable [Member]
Current	455,201
1 to 89 days past due	942
Greater then 90 days past due	12,898
Total	469,041
Greater than 90 days and accruing	4,022
Loans Receivable [Member]
Current	189,118
Total	201,038
Past due	11,920
Past due and accruing
Credit Receivable [Member]
Current	187,746
1 to 89 days past due	2,653
Greater then 90 days past due	1,712
Total	192,111
Greater than 90 days and accruing
Other Receivable [Member]
Current	1,384
1 to 89 days past due	10
Greater then 90 days past due	242
Total	1,636
Greater than 90 days and accruing